Parent company disclosures	12 Months Ended
Dec. 31, 2023
Disclosure Of Parent Company Financial Statements Explanatory [Abstract]
Parent company disclosures
Note 56: Parent company disclosures
(A)    Company income statement

	2023 £m	2022 £m	2021 £m
Net interest expense	(497)	(346)	(176)
Dividends from subsidiaries	5,024	1,120	3,600
Other income	743	770	633
Total income	5,270	1,544	4,057
Operating expenses	(225)	(200)	(164)
Impairment credit (charge)	10	(13)	–
Profit before tax	5,055	1,331	3,893
Tax credit	84	68	12
Profit for the year	5,139	1,399	3,905

Profit attributable to ordinary shareholders	4,612	961	3,476
Profit attributable to other equity holders	527	438	429
Profit for the year	5,139	1,399	3,905
(B)    Company balance sheet

	2023 £m	2022 £m
Assets
Cash and cash equivalents	17	48
Financial assets at fair value through profit or loss	21,453	20,292
Derivative financial instruments	552	1,197
Amounts due from subsidiaries	–	–
Debt securities	2,429	2,279
Loans to subsidiaries	14,742	14,119
Investment in subsidiaries	50,826	49,609
Current tax recoverable	114	4
Deferred tax assets	74	93
Other assets	6	–
Total assets	90,213	87,641
Liabilities
Due to subsidiaries	3	27
Financial liabilities at fair value through profit or loss	18,473	13,865
Derivative financial instruments	1,129	1,550
Debt securities in issue at amortised cost	10,211	15,366
Other liabilities	141	125
Subordinated liabilities	9,707	9,218
Total liabilities	39,664	40,151
Equity
Share capital	6,358	6,729
Share premium account	18,568	18,504
Merger reserve	6,806	6,806
Capital redemption reserve	5,370	4,932
Retained profits	6,507	5,222
Shareholders’ equity	43,609	42,193
Other equity instruments	6,940	5,297
Total equity	50,549	47,490
Total equity and liabilities	90,213	87,641
Note 56: Parent company disclosures continued
(C)    Company statement of changes in equity

	Attributable to ordinary shareholders
	Share capital and premium £m	Merger reserve £m	Capital redemption reserve £m	Retained profits £m	Total £m	Other equity instruments £m	Total £m
At 1 January 2021	24,947	7,420	4,462	4,869	41,698	5,906	47,604
Total comprehensive income[1]	–	–	–	3,476	3,476	429	3,905
Transactions with owners
Dividends	–	–	–	(877)	(877)	–	(877)
Distributions on other equity instruments	–	–	–	–	–	(429)	(429)
Issue of ordinary shares	37	–	–	–	37	–	37
Redemption of preference shares	597	(614)	17	–	–	–	–
Movement in treasury shares	–	–	–	(24)	(24)	–	(24)
Value of employee services:
Share option schemes	–	–	–	51	51	–	51
Other employee award schemes	–	–	–	131	131	–	131
Total transactions with owners	634	(614)	17	(719)	(682)	(429)	(1,111)
At 31 December 2021	25,581	6,806	4,479	7,626	44,492	5,906	50,398
Total comprehensive income[1]	–	–	–	961	961	438	1,399
Transactions with owners
Dividends	–	–	–	(1,475)	(1,475)	–	(1,475)
Distributions on other equity instruments	–	–	–	–	–	(438)	(438)
Issue of ordinary shares	105	–	–	–	105	–	105
Share buyback	(453)	–	453	(2,013)	(2,013)	–	(2,013)
Issue of other equity instruments	–	–	–	(5)	(5)	750	745
Repurchase and redemptions of other equity instruments	–	–	–	(37)	(37)	(1,359)	(1,396)
Movement in treasury shares	–	–	–	(59)	(59)	–	(59)
Value of employee services:
Share option schemes	–	–	–	41	41	–	41
Other employee award schemes	–	–	–	183	183	–	183
Total transactions with owners	(348)	–	453	(3,365)	(3,260)	(1,047)	(4,307)
At 31 December 2022	25,233	6,806	4,932	5,222	42,193	5,297	47,490
Total comprehensive income[1]	–	–	–	4,612	4,612	527	5,139
Transactions with owners
Dividends	–	–	–	(1,651)	(1,651)	–	(1,651)
Distributions on other equity instruments	–	–	–	–	–	(527)	(527)
Issue of ordinary shares	131	–	–	–	131	–	131
Share buyback	(438)	–	438	(1,993)	(1,993)	–	(1,993)
Issue of other equity instruments	–	–	–	(13)	(13)	1,778	1,765
Repurchase and redemptions of other equity instruments	–	–	–	–	–	(135)	(135)
Movement in treasury shares	–	–	–	103	103	–	103
Value of employee services:
Share option schemes	–	–	–	58	58	–	58
Other employee award schemes	–	–	–	169	169	–	169
Total transactions with owners	(307)	–	438	(3,327)	(3,196)	1,116	(2,080)
At 31 December 2023	24,926	6,806	5,370	6,507	43,609	6,940	50,549
1    Total comprehensive income comprises only the profit for the year.
Note 56: Parent company disclosures continued
(D)    Company cash flow statement

	2023 £m	2022 £m	2021 £m
Cash flows from operating activities
Profit before tax	5,055	1,331	3,893
Adjustments for:
Fair value and exchange adjustments and other non-cash items	744	21	1,134
Change in other assets	(1,317)	(177)	(7,028)
Change in other liabilities and other items	(555)	1,626	(3,322)
Dividends received	(5,024)	(1,120)	(3,600)
Distributions on other equity instruments received	(505)	(338)	(423)
Tax received	4	27	2
Net cash (used in) provided by operating activities	(1,598)	1,370	(9,344)
Cash flows from investing activities
Return of capital contribution	1	4	4
Dividends received	5,024	1,120	3,600
Distributions on other equity instruments received	505	338	423
Acquisitions of and capital injections to subsidiaries	(1,496)	(250)	(3,209)
Return of capital by subsidiaries	278	–	4,130
Amounts advanced to subsidiaries	(4,563)	(3,148)	(974)
Repayment of loans to subsidiaries	3,556	4,234	6,727
Interest received on loans to subsidiaries	410	408	461
Net cash provided by investing activities	3,715	2,706	11,162
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,651)	(1,475)	(877)
Distributions on other equity instruments	(527)	(438)	(429)
Interest paid on subordinated liabilities	(466)	(370)	(793)
Proceeds from issue of subordinated liabilities	1,416	838	499
Proceeds from issue of other equity instruments	1,765	745	–
Proceeds from issue of ordinary shares	86	31	25
Share buyback	(1,993)	(2,013)	–
Repayment of subordinated liabilities	(643)	–	(200)
Repurchase and redemptions of other equity instruments	(135)	(1,396)	–
Net cash used in financing activities	(2,148)	(4,078)	(1,775)
Change in cash and cash equivalents	(31)	(2)	43
Cash and cash equivalents at beginning of year	48	50	7
Cash and cash equivalents at end of year	17	48	50
(E)    Interests in subsidiaries
The principal subsidiaries, all of which have prepared accounts to 31 December and whose results are included in the consolidated accounts of Lloyds Banking Group plc, are:

Name of subsidiary undertaking	Country of registration/ incorporation	Percentage of equity share capital and voting rights held	Nature of business
Lloyds Bank plc	England	100%	Banking and financial services
Scottish Widows Limited	England	100%[1]	Life assurance
HBOS plc	Scotland	100%[1]	Holding company
Bank of Scotland plc	Scotland	100%[1]	Banking and financial services
Lloyds Bank Corporate Markets plc	England	100%	Banking and financial services
LBG Equity Investments Limited	England	100%	Financial services
1Indirect interest.
The principal area of operation for each of the above subsidiaries is the United Kingdom.